Revenue Recognition - Pro Forma Adjustments to Condensed Consolidated Statement Statement of Income (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019		Jun. 27, 2018	Jun. 28, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues		$ 834.1	$ 839.3	$ 790.7	$ 753.8	$ 817.1	$ 812.5	$ 766.4	$ 739.4	$ 3,217.9		$ 3,135.4	$ 3,150.8
Cost of sales										823.0		796.0	791.3
Restaurant labor										1,059.7		1,033.9	1,017.9
Restaurant expenses										812.3		757.5	773.5
Company restaurant expenses	[1]									2,695.0		2,587.4	2,582.7
Depreciation and amortization										147.6		151.4	156.4
General and administrative										149.1		136.0	132.8
Other (gains) and charges										(4.5)	[2]	34.5	22.7
Total operating costs and expenses										2,987.2		2,909.3	2,894.6
Operating income										230.7		226.1	256.2
Interest expense										61.6		59.0	49.6
Other (income), net										(2.7)		(3.1)	(1.9)
Income before provision for income taxes		49.2	55.5	35.0	32.1	55.0	58.9	41.1	15.2	171.8		170.2	208.5
Provision for income taxes										16.9		44.3	57.7
Net income		$ 46.7	$ 49.8	$ 32.0	$ 26.4	$ 43.8	$ 46.9	$ 25.3	$ 9.9	$ 154.9		$ 125.9	$ 150.8
Basic net income per share		$ 1.25	$ 1.33	$ 0.84	$ 0.65	$ 1.03	$ 1.03	$ 0.55	$ 0.20	$ 4.04		$ 2.75	$ 2.98
Diluted net income per share		$ 1.22	$ 1.31	$ 0.83	$ 0.64	$ 1.01	$ 1.02	$ 0.54	$ 0.20	$ 3.96		$ 2.72	$ 2.94
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										$ (24.6)
Cost of sales										0.0
Restaurant labor										0.0
Restaurant expenses										(20.3)
Company restaurant expenses										(20.3)
Depreciation and amortization										0.0
General and administrative										0.0
Other (gains) and charges										0.0
Total operating costs and expenses										(20.3)
Operating income										(4.3)
Interest expense										0.0
Other (income), net										0.0
Income before provision for income taxes										(4.3)
Provision for income taxes										(1.1)
Net income										$ (3.2)
Basic net income per share										$ (0.08)
Diluted net income per share										$ (0.08)
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										$ 3,193.3
Cost of sales										823.0
Restaurant labor										1,059.7
Restaurant expenses										792.0
Company restaurant expenses										2,674.7
Depreciation and amortization										147.6
General and administrative										149.1
Other (gains) and charges										(4.5)
Total operating costs and expenses										2,966.9
Operating income										226.4
Interest expense										61.6
Other (income), net										(2.7)
Income before provision for income taxes										167.5
Provision for income taxes										15.8
Net income										$ 151.7
Basic net income per share										$ 3.96
Diluted net income per share										$ 3.88
Company sales [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, from contract with customer, excluding assessed tax										$ 3,106.2
Revenues												$ 3,041.5	$ 3,062.5
Company sales [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, from contract with customer, excluding assessed tax										0.0
Company sales [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										3,106.2
Franchise and other revenues [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, from contract with customer, excluding assessed tax										111.7
Revenues												$ 93.9	$ 88.3
Franchise and other revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, from contract with customer, excluding assessed tax										(24.6)
Franchise and other revenues [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										$ 87.1

[1]
Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising. With the adoption of ASC 606, for the fiscal year ended June 26, 2019, advertising contributions received from Chili’s franchisees are recorded as Franchise fees and other revenues within Total revenues, which differs from the fiscal years ended June 27, 2018 and June 28, 2017 that includes Chili’s franchise advertising contributions recorded on a net basis within Company restaurant expenses.

[2]
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.